4. Operating segments (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CAMMESA
Disclosure of operating segments [line items]
Percentage of revenue	94.00%	96.00%	93.00%